Other non-current assets, net	3 Months Ended
Mar. 31, 2019
Assets, Noncurrent [Abstract]
Other non-current assets, net
6.	Other non-current assets, net

	As at
	Mar 31, 2019	Dec 31, 2018
Amount receivable in respect of finance leases	2,880,000	2,880,000
Equipment, fixtures & fittings	657,367	669,511
	3,537,367	3,549,511

Amount receivable in respect of finance leases is accounted for at amortized cost.